Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Line Items]
Trade receivables	€ 439.7	€ 442.6
Reduction in trade-terms	(231.4)	(231.4)
Total trade receivables	208.3	211.2
Not past due
Trade Receivables [Line Items]
Trade receivables	392.5	390.8
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	39.6	41.2
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	4.4	5.5
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	2.0	2.7
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	1.2	2.4
Gross
Trade Receivables [Line Items]
Trade receivables	444.2	445.9
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	392.6	391.0
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	40.5	41.3
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	4.6	5.8
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	2.3	2.8
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	4.2	5.0
Impaired
Trade Receivables [Line Items]
Trade receivables	(4.5)	(3.3)
Impaired | Not past due
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.2)
Impaired | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	(0.9)	(0.1)
Impaired | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	(0.2)	(0.3)
Impaired | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.3)	(0.1)
Impaired | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (3.0)	€ (2.6)